Financial assets - Movement of loss provision by impairment stage (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment loss (reversal)	€ 3,804	€ 7,030
Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance of financial instruments
Write-offs	4,353	5,183
Exchange differences and other	(57)	(1,716)
Previously written-off assets recovered	599	543
Loss due to contract renegotiation and modification		129
Impairment loss (reversal)	3,785	7,027
Impairment losses (preIFRS9)		7,027
Financial assets at amortised cost | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	23,849	22,713
Impairment at end of year	23,823	23,255
Financial assets at amortised cost | Financial instruments not credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at end of year	9,722	9,684
Financial assets at amortised cost | Financial instruments credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at end of year	14,101	13,571
Financial assets at amortised cost | Loans and advances - Customers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	23,571	22,242
Transfers between stages	2,546	2,594
Variation due to credit risk	1,838	4,912
Write-offs	(4,353)	(5,057)
Exchange differences and other	(73)	(1,716)
Impairment at end of year	23,529	22,975
Financial assets at amortised cost | Loans and advances - Customers | Financial instruments not credit-impaired | Accumulated impairment | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	4,252	3,835
Transfers between stages	(474)	(722)
Variation due to credit risk	473	2,328
Write-offs	0	0
Exchange differences and other	(104)	(333)
Impairment at end of year	4,147	5,108
Financial assets at amortised cost | Loans and advances - Customers | Financial instruments not credit-impaired | Accumulated impairment | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	5,672	4,474
Transfers between stages	747	694
Variation due to credit risk	(904)	(327)
Write-offs	0	0
Exchange differences and other	33	(290)
Impairment at end of year	5,548	4,551
Financial assets at amortised cost | Loans and advances - Customers | Financial instruments credit-impaired | Accumulated impairment | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	13,647	13,933
Transfers between stages	2,273	2,622
Variation due to credit risk	2,269	2,911
Write-offs	(4,353)	(5,057)
Exchange differences and other	(2)	(1,093)
Impairment at end of year	€ 13,834	€ 13,316